Document and Entity Information	Feb. 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000884713
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	Cott Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-31410
Entity Tax Identification Number	98-0154711
Entity Address, Address Line One	1200 Britannia Rd., East
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4W 4T5
Entity Address, Country	CA
City Area Code	905
Local Phone Number	795-6500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares without nominal or par value
Trading Symbol	COT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false